Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

12.Related Party Transactions

A summary of balances and transactions with the related parties who are stockholders of the Company as of and for the years ended December 31, 2023 and 2022, are approximately as follows:

(in thousands)	2023		2022
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$10,082	$1,474	$10,257	$1,690
Other current liabilities	212	182	11	150
Interest expense	548	110	389	140